GUIDESTONE FUNDS
Supplement dated May 29, 2025
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the My Destination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund,
MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund,
Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Global Bond Fund, Strategic Alternatives Fund,
Defensive Market Strategies® Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and
Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PORTFOLIO MANAGER UPDATES FOR COMPLETION PORTFOLIO PROGRAM SUB-ADVISER
Effective July 1, 2025, Gordon Wotherspoon, Managing Director, Head of Equity Separately Management Accounts of Parametric Portfolio Associates LLC (“Parametric”), will begin serving as a portfolio manager to the completion portfolio program of certain Funds, as applicable.
In the section “Sub-Advisers and Portfolio Managers" for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund and Strategic Alternatives Fund (“SAF”), on pages 11, 19, 27, 35, 43, 50, 57, 63, 69 and 101, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Managing Director of Investment Strategy	Since November 2020
Jennifer Mihara Managing Director, Equity Research	Since July 2024
Zach Olsen, CFA Senior Portfolio Manager	Since May 2022
James Reber(1) Managing Director, Portfolio Management	Since May 2022
Gordon Wotherspoon Managing Director, Head of Equity Separately Managed Accounts	Since July 2025

(1)
Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
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In the section “Sub-Advisers and Portfolio Managers” for the Defensive Market Strategies® Fund ("DMSF"), Value Equity Fund (“VEF”), Growth Equity Fund (“GEF”), Small Cap Equity Fund (“SCEF”) and Emerging Markets Equity Fund (“EMEF”), on pages 110, 144 and 155, beginning on page 160 and on page 180, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Jennifer Mihara Managing Director, Equity Research	Since July 2024
James Reber(1) Managing Director, Portfolio Management	Since May 2022
Gordon Wotherspoon Managing Director, Head of Equity Separately Managed Accounts	Since July 2025

(1) Effective August 1, 2025, James Reber will retire and will no longer serve as a portfolio manager to the Fund.
Under the heading “Sub-Advisers” for the Target Date Funds, on page 215, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Messrs. Fong, Olsen, Reber and Wotherspoon and Ms. Mihara have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the Target Risk Funds, on page 215, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage an assigned portion of each Target Risk Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Messrs. Fong, Olsen, Reber and Wotherspoon and Ms. Mihara have each been with Parametric for more than five years.

Under the heading “Sub-Advisers” for the SAF, on page 219, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage an assigned portion of the Strategic Alternatives Fund. The team includes Richard Fong, CFA, Managing Director of Investment Strategy, Jennifer Mihara, Managing Director, Equity Research, Zach Olsen, CFA, Senior Portfolio Manager, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Messrs. Fong, Olsen, Reber and Wotherspoon and Ms. Mihara have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the DMSF, on page 220, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage an assigned portion of the Defensive Market Strategies Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Ms. Mihara and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the VEF, on page 223, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Ms. Mihara and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.

Under the heading “Sub-Advisers” for the GEF, on page 224, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Ms. Mihara and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the SCEF, on page 225, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage an assigned portion of the Small Cap Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Ms. Mihara and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the EMEF, beginning on page 227, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. The firm’s direct, sole owner is Morgan Stanley Capital Management, LLC, a wholly owned direct subsidiary of Morgan Stanley. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.6 trillion in assets under management. As of March 31, 2025, Parametric had total firm assets under management of approximately $567.0 billion. Parametric uses a team approach to manage any assigned portion of the Emerging Markets Equity Fund. The team includes Jennifer Mihara, Managing Director, Equity Research, James Reber, Managing Director, Portfolio Management (expected to retire August 1, 2025), and Gordon Wotherspoon, Managing Director, Head of Equity Separately Managed Accounts. Ms. Mihara and Messrs. Reber and Wotherspoon have each been with Parametric for more than five years.

II.  FEES AND EXPENSES CHANGES TO THE GLOBAL BOND FUND
Under the heading “Fees and Expenses” for the Global Bond Fund (“GBF”), on page 86, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.45%	0.45%
Other expenses	0.11%	0.42%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.57%	0.88%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GBF, on page 86, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$58	$90
3 Years	$183	$281
5 Years	$318	$488
10 Years	$714	$1,084
III.  SUB-ADVISER CHANGES FOR THE GLOBAL BOND FUND
Effective on or about June 16, 2025, or as soon as practicable thereafter, MFS Institutional Advisors, Inc. (“MFSI”) will become a new sub-adviser to the GBF. Prior to the time in which MFSI will become a new sub-adviser to the GBF, Western Asset Management Company, LLC ("Western") will no longer serve as a sub-adviser to the GBF, and at that time, all references to Western will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the GBF, on page 92, the following disclosure is added in alphabetical order.

MFS Institutional Advisors, Inc.
Pilar Gomez-Bravo, CFA Co-Chief Investment Officer	Since May 2025
Robert Spector, CFA Investment Officer	Since May 2025
Under the heading “Sub-Advisers” for the GBF, beginning on page 218, the following disclosure is added in alphabetical order:
MFS Institutional Advisors, Inc. (“MFSI”), 111 Huntington Avenue, Boston, Massachusetts 02199: MFSI is a U.S.-based investment adviser and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is America’s oldest mutual fund organization. MFS and the firm’s predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of March 31, 2025, net assets under management of the MFS organization were approximately $602.0 billion. Pilar Gomez-Bravo, CFA, Co-Chief Investment Officer, Robert Spector, CFA, each an Investment Officer of MFS and portfolio manager for the Global Fixed Income Multisector portfolio management team, have overall responsibility and final authority for portfolio construction of an assigned portion of the Global Bond Fund managed by MFSI. Ms. Gomez-Bravo has been employed in the investment area of MFS since 2013, and Mr. Spector has been employed in the investment area of MFS since 2005.
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IV.  PORTFOLIO MANAGER UPDATE FOR THE GLOBAL BOND FUND
Effective July 1, 2025, Jon Jonsson, Managing Director and Senior Portfolio, will be moving into an advisory role with Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) and will no longer serve as a portfolio manager to Neuberger Berman’s assigned portion of the GBF. Upon effectiveness, all references to Mr. Jonsson will be deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE